Earnings Per Share (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Unvested restricted stock	3,030,724	232,140	139,920
Number of shares excluded from diluted shares outstanding	36,666	0	1,300,000